Share Capital (Details)				1 Months Ended							12 Months Ended
	Jun. 01, 2021 USD ($) shares	Jun. 22, 2020 USD ($) $ / shares shares	Jan. 07, 2020 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Apr. 28, 2022 $ / shares	Sep. 30, 2021 shares	Sep. 19, 2021	Jul. 19, 2021 shares	Dec. 28, 2020 ILS (₪) ₪ / shares shares	Apr. 19, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2022 $ / shares shares	Jun. 30, 2022 shares	Dec. 31, 2021 ₪ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 23, 2021 USD ($)	Jun. 01, 2021 ₪ / shares	Jun. 01, 2021 $ / shares	Dec. 28, 2020 $ / shares shares	Jul. 26, 2020 shares	Apr. 19, 2020 ₪ / shares	Apr. 19, 2020 $ / shares
Share Capital (Details) [Line Items]
Ordinary shares, description							(i) a capital raise at a per share purchase price of $0.07 for the Company’s Ordinary Shares, NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) par value and (ii) an adjustment to the conversion price of the Company’s outstanding CLAs from $0.17 to $0.07 per Ordinary Share, subject to the holders’ agreement to cancel the outstanding related warrants that were issued in connection with the CLAs.				The share capital as of December 31, 2022 and 2021 is comprised of ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) par value as follows:
Ordinary shares, shares authorized									1,200,000,000													1,200,000,000
Ordinary shares, par value | (per share)									₪ 0.01					₪ 3.519								$ 0.003
Exchange rate per share (in Dollars per share) | $ / shares											$ 1
Ordinary share issued																							2,000,000
Other Expenses (in Dollars) | $										$ 10,000	$ 6,750		$ 34,045
Holders principal amount (in Dollars) | $																			$ 3,521,748
Aggregate of ordinary shares (in Dollars) | $																			$ 57,291,838
Fair value just before the conversion (in Dollars) | $											12,992,708
Issued additional shares						5,428,572
Aggregate gross proceeds (in Dollars) | $											$ 3,000,000
Ordinary share per share (in Dollars per share) | $ / shares															$ 0.07										$ 0.068
Internal round completed amount (in Dollars) | $												$ 350,000
Stock option additional								5,000,000
Increase shares								23,783,274
Stock option granted	2,003,436
Exercise price (in Dollars per share) | $ / shares															$ 0.12			$ 0.08
Aggregated amount (in Dollars) | $	$ 403,725	$ 107,683	$ 1,097,955
Exercise price (in Dollars per share) | $ / shares					$ 0.07						$ 0.01
Granted options shares											6,600,000	2,003,436
Ordinary shares available for future grants														1,515,516	1,515,516		5,460,052	5,460,052
Total compensation cost (in Dollars) | $											$ 143,176	$ 770,396
Weighted average period											1 year 3 months 14 days	11 months 1 day
Exercise price (in Dollars per share) | (per share)														₪ 3.519	$ 1		₪ 3.11	$ 0.01		₪ 3.11				₪ 3.519
Ordinary share price per (in Dollars per share) | $ / shares															0.2
Share capital (in New Shekels) | ₪									₪ 2,000,000
Common Stock [Member]
Share Capital (Details) [Line Items]
Ordinary share issued													206,250										2,000,000
Internal round completed amount (in Dollars) | $
Ordinary share price per (in Dollars per share) | $ / shares															$ 0.2
Maximum [Member]
Share Capital (Details) [Line Items]
Advance payment on the account of issuing ordinary shares (in Dollars) | $											$ 350,000
Minimum [Member]
Share Capital (Details) [Line Items]
Advance payment on the account of issuing ordinary shares (in Dollars) | $											3,000,000
Warrants [Member]
Share Capital (Details) [Line Items]
Ordinary share issued														13,928,570	13,928,570
Exercise price (in Dollars per share) | $ / shares															$ 0.01
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Ordinary share issued													386,735	42,926,031	42,926,031	75,000	498,578	498,578
Internal round completed amount (in Dollars) | $											2,800,000
Warrants to purchase (in Dollars) | $											27,857,140
Share capital (in New Shekels) | ₪									₪ 12,000,000
Ordinary Shares [Member] | Warrants [Member]
Share Capital (Details) [Line Items]
Internal round completed amount (in Dollars) | $											$ 975,000
Director [Member]
Share Capital (Details) [Line Items]
Stock option additional			15,607,995
Increase shares			18,783,274
Stock option granted			13,739,570
Exercise price (in Dollars per share) | $ / shares			$ 0.068
Granted options shares				2,600,000
Vesting and an exercise price (in Dollars per share) | $ / shares				$ 0.07
Aggregated grant date amount (in Dollars) | $				$ 3
Chairman [Member]
Share Capital (Details) [Line Items]
Stock option granted		939,164
Exercise price (in Dollars per share) | $ / shares		$ 0.068
Chief Executive Officer [Member]
Share Capital (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																					$ 0.17
Granted options shares											5,249,758
Aggregated grant date amount (in Dollars) | $											$ 155,845
Employee stock option plan														1,249,758	1,249,758		1,249,758	1,249,758
Jet CU Purchase [Member]
Share Capital (Details) [Line Items]
Ordinary share issued													2,000,000